Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Other Current Liabilities [Abstract]
Other Current Liabilities
29)
OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2023	2024
Statutory liabilities	18,750	26,820
Employee related payables	6,929	8,467
Refund due to customers	34,025	45,870
Deferred income	279	105
Other liabilities (related to Hotel Travel Group) (refer note 14)	4,320	—
Other liabilities (related to business combination) (refer note 7 (a))	4,855	—
Total	69,158	81,262